Employee Option Plans (Details) - Schedule of Sapiens’ stock option plans	12 Months Ended
Dec. 31, 2020 $ / shares shares
Employee Option Plans (Details) - Schedule of Sapiens’ stock option plans [Line Items]
Options outstanding (in Shares) | shares	1,462,482
Weighted Average remaining contractual Term	3 years 62 days
Weighted average exercise price	$ 14.26
Options Exercisable (in Shares) | shares	732,209
Weighted Average Exercise price of Options Exercisable	$ 10.59
Exercise Price Range 1.12 [Member]
Employee Option Plans (Details) - Schedule of Sapiens’ stock option plans [Line Items]
Ranges of exercise price	$ 1.12
Options outstanding (in Shares) | shares	8,408
Weighted Average remaining contractual Term	149 days
Weighted average exercise price	$ 1.12
Options Exercisable (in Shares) | shares	8,408
Weighted Average Exercise price of Options Exercisable	$ 1.12
Exercise Price Range 8.31-10.07 [Member]
Employee Option Plans (Details) - Schedule of Sapiens’ stock option plans [Line Items]
Ranges of exercise price, lower limit	8.31
Ranges of exercise price, upper limit	$ 10.07
Options outstanding (in Shares) | shares	280,324
Weighted Average remaining contractual Term	1 year 266 days
Weighted average exercise price	$ 9.17
Options Exercisable (in Shares) | shares	207,133
Weighted Average Exercise price of Options Exercisable	$ 9.15
Exercise Price Range 11.07-11.09 [Member]
Employee Option Plans (Details) - Schedule of Sapiens’ stock option plans [Line Items]
Ranges of exercise price, lower limit	11.07
Ranges of exercise price, upper limit	$ 11.09
Options outstanding (in Shares) | shares	682,500
Weighted Average remaining contractual Term	2 years 295 days
Weighted average exercise price	$ 11.09
Options Exercisable (in Shares) | shares	426,250
Weighted Average Exercise price of Options Exercisable	$ 11.09
Exercise Price Range 11.85-15.46 [Member]
Employee Option Plans (Details) - Schedule of Sapiens’ stock option plans [Line Items]
Ranges of exercise price, lower limit	11.85
Ranges of exercise price, upper limit	$ 15.46
Options outstanding (in Shares) | shares	176,250
Weighted Average remaining contractual Term	3 years 98 days
Weighted average exercise price	$ 12.75
Options Exercisable (in Shares) | shares	90,418
Weighted Average Exercise price of Options Exercisable	$ 12.41
Exercise Price Range 24.29-25.4 [Member]
Employee Option Plans (Details) - Schedule of Sapiens’ stock option plans [Line Items]
Ranges of exercise price, lower limit	24.29
Ranges of exercise price, upper limit	$ 25.4
Options outstanding (in Shares) | shares	235,000
Weighted Average remaining contractual Term	5 years 47 days
Weighted average exercise price	$ 25.12
Options Exercisable (in Shares) | shares
Weighted Average Exercise price of Options Exercisable
Exercise Price Range 31.96 [Member]
Employee Option Plans (Details) - Schedule of Sapiens’ stock option plans [Line Items]
Ranges of exercise price	$ 31.96
Options outstanding (in Shares) | shares	80,000
Weighted Average remaining contractual Term	5 years 219 days
Weighted average exercise price	$ 31.96
Options Exercisable (in Shares) | shares
Weighted Average Exercise price of Options Exercisable